Intangible assets - Summary of exploration and evaluation expenditure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Net proceeds on disposal of undeveloped projects	$ 233	$ 3	$ 208
Valeria [Member]
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties	83
Winchester South [Member]
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties	$ 195